Related Party Relationships and Transactions - Summary of List of Other Related Parties (Detail)	12 Months Ended
Mar. 31, 2023
Azim Premji Foundation [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Azim Premji Foundation
Nature of the related parties	Entity controlled by Promoters
Azim Premji Foundation for Development [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Azim Premji Foundation for Development
Nature of the related parties	Entity controlled by Promoters
Hasham Traders [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Hasham Traders
Nature of the related parties	Entity controlled by Promoters
Prazim Traders [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Prazim Traders
Nature of the related parties	Entity controlled by Promoters
Zash Traders [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Zash Traders
Nature of the related parties	Entity controlled by Promoters
Hasham Investment and Trading Co. Pvt. Ltd [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Hasham Investment and Trading Co. Pvt. Ltd
Nature of the related parties	Entity controlled by Promoters
Azim Premji Philanthropic Initiatives Pvt. Ltd [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Azim Premji Philanthropic Initiatives Pvt. Ltd
Nature of the related parties	Entity controlled by Promoters
Azim Premji Trust [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Azim Premji Trust
Nature of the related parties	Entity controlled by Promoters
Azim Premji Trustee Company Pvt Ltd [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Azim Premji Trustee Company Pvt Ltd
Nature of the related parties	Entity controlled by Promoters
Azim Premji Safe Deposit Pvt Ltd [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Azim Premji Safe Deposit Pvt Ltd
Nature of the related parties	Entity controlled by Promoters
Hasham Premji Pvt Ltd [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Hasham Premji Pvt Ltd
Nature of the related parties	Entity controlled by Promoters
PI Opportunites Fund I [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	PI Opportunites Fund I
Nature of the related parties	Entity controlled by Promoters
PI Opportunities Fund II [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	PI Opportunities Fund II
Nature of the related parties	Entity controlled by Promoters
Apex Trust [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Apex Trust
Nature of the related parties	Entity controlled by Promoters
Napean Trading and Investment Company (Singapore) Pte Ltd [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Napean Trading and Investment Company (Singapore) Pte Ltd
Nature of the related parties	Entity controlled by Promoters
Pioneer Private Trust [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Pioneer Private Trust
Nature of the related parties	Entity controlled by Promoters
Pioneer Investment Fund [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Pioneer Investment Fund
Nature of the related parties	Entity controlled by Promoters
Azim Premji Trust Services Pvt Ltd [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Azim Premji Trust Services Pvt Ltd
Nature of the related parties	Entity controlled by Promoters
Pl International Holdings LLC [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Pl International Holdings LLC
Nature of the related parties	Entity controlled by Promoters
Tarish Investment & Trading Co. Pvt Ltd [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Tarish Investment & Trading Co. Pvt Ltd
Nature of the related parties	Entity controlled by Promoters
Azim Premji Custodial & Management Service Private Limited [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Azim Premji Custodial & Management Service Private Limited
Nature of the related parties	Entity controlled by Promoters
Azim Premji Education Trust [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Azim Premji Education Trust
Nature of the related parties	Entity controlled by Promoters
Prazim Trading & Investment Company Private Limited [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Prazim Trading & Investment Company Private Limited
Nature of the related parties	Entity controlled by Promoters
Nina Investment & Estates Pvt. Ltd [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Nina Investment & Estates Pvt. Ltd.
Nature of the related parties	Entity controlled by Promoters
Varsha Investment & Estates Pvt. Ltd [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Varsha Investment & Estates Pvt. Ltd.
Nature of the related parties	Entity controlled by Promoters
Bharti Investment & Estates Pvt. Ltd.[member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Bharti Investment & Estates Pvt. Ltd.
Nature of the related parties	Entity controlled by Promoters
Napean Opportunities LLP [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Napean Opportunities LLP
Nature of the related parties	Entity controlled by Promoters
Best Value Chem Private Limited [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Best Value Chem Private Limited
Nature of the related parties	Entity controlled by Promoters
PI Investment Advisory LLP [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	PI Investment Advisory LLP
Nature of the related parties	Entity controlled by Promoters
WEPL Family Trust [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	WEPL Family Trust
Nature of the related parties	Entity controlled by Promoters
Hygienic Research Institute Private Limited [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Hygienic Research Institute Private Limited
Nature of the related parties	Entity controlled by Promoters
S.B. Packagings Private Limited [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	S.B. Packagings Private Limited
Nature of the related parties	Entity controlled by Promoters
Wipro Enterprises (P) Limited [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Wipro Enterprises (P) Limited
Nature of the related parties	Entity controlled by Promoters
Financial Software and Systems Private Limited [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Financial Software and Systems Private Limited
Nature of the related parties	Entity with significant influence of Promoters
Wipro GE Healthcare Private Limited [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Wipro GE Healthcare Private Limited
Nature of the related parties	Joint Venture between Wipro Enterprises (P) Limited and General Electric
Rishad A. Premji [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Rishad A. Premji
Nature of the related parties	Chairman of the Board (designated as "Executive Chairman")
Thierry Delaporte [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Thierry Delaporte
Nature of the related parties	Chief Executive Officer and Managing Director
Non-Executive non-Independent director (designated as "Founder Chairman") [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Azim H. Premji
Nature of the related parties	Non-Executive Non-Independent Director (designated as "Founder Chairman")	[1]
Independent Director [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	William Arthur Owens
Nature of the related parties	Independent Director	[2]
Independent Director [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Päivi Rekonen
Nature of the related parties	Independent Director	[3]
Ireena Vittal [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Ireena Vittal
Nature of the related parties	Independent Director
Dr. Patrick J. Ennis [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Dr. Patrick J. Ennis
Nature of the related parties	Independent Director
Patrick Dupuis [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Patrick Dupuis
Nature of the related parties	Independent Director
Deepak M. Satwalekar [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Deepak M. Satwalekar
Nature of the related parties	Independent Director
Tulsi Naidu [member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Tulsi Naidu
Nature of the related parties	Independent Director
Jatin Pravinchandra Dalal [Member]
Disclosure Of List of Other Related Party [Line Items]
Name of the related party	Jatin Pravinchandra Dalal
Nature of the related parties	Chief Financial Officer

[1]	Mr. Azim H. Premji is the ultimate controlling party.
[2]	Mr. William Arthur Owens retired as Independent Director with effect from July 31, 2022.
[3]	Ms. Päivi Rekonen was appointed as Independent Director with effect from October 1, 2022 for a term of five years.